BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Accounts Payable and Accrued Liabilities [Abstract]
Other accounts payable and accrued expenses: DBSI (see note 4e(1))	$ 53		$ 53		$ 53
Management fees to DBSI (see Note 4e(1))	45	$ 45	90	$ 90	180
Sales to related parties	11	12	22	21	52
Purchase from related parties	$ 7	$ 26	$ 24	$ 26	$ 145